UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         100 High Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         100 High Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2009



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                                 Annual Report
                             For the Period Ending
                               September 30, 2009

Table of Contents
Letter to Shareholders                                           1
Historical Information                                           3
Summary of Net Assets                                            8
Schedule of Investments                                          9
Financial Statements                                             15
Financial Highlights                                             18
Notes to the Financial Statements                                19
Report of Independent Registered Public
Accounting Firm                                                  24
Trustees & Officers                                              25

Dear Fellow Shareholders,
During the second half of fiscal 2009, Northeast Investors Trust posted a total return of 57.9%, compared to 41.4% for the Merrill Lynch Master II Index. We are obviously pleased with these results, inasmuch as they came after a difficult first half, both in absolute and relative terms. Although we still trailed the Merrill Lynch Index over the course of the entire fiscal year, the price movement in the second half of the period was reassuring.

The fiscal year was, of course, characterized by extraordinary volatility. Our position in the high yield market provided a window to the threat to the world economy constituted by the seizing up in the credit markets. While it may still prove too early to make a diagnosis, we believe that the collapse of Lehman Brothers was the single factor most responsible for the crisis. In a nutshell, we believe that Lehman's failure caused our modern financial architecture to suffer essentially a classic run on the bank, albeit with that run first threatening non-bank institutions such as investment banks and the money markets.

Additionally, we think that it was underappreciated how that risk had shifted and how vulnerable the economy was to a self-reinforcing freezing up of the non-bank credit markets. We believe we had taken before the crisis an orthodox approach to reducing risk in the face of the credit bubble: e.g. overweighting shorter-maturity bonds, owning highly-rated fixed income investments of "too-big-to-fail" financial companies, and focusing on value investing within the high yield credit space.

However, the Trust did in retrospect enter the crisis still exposed to what would now be called "systemic risk", i.e. the risk that the financial system would break down as it did last year. For example, the conventional perceived safety of an upcoming short-term maturity date was no longer comforting in an environment in which the worry was that no issuers could refinance any maturing debt whatsoever.

In one sense, the crescendo of the stresses on the financial system was reached in March, with talk abounding about whether the banking sector was solvent or not and what policy actions should be taken. These were unchartered waters, and that uncertainty was reflected in the volatility which characterized the financial markets at that time. Unfortunately, volatility increases the cost of capital, and much of the political dialogue only exacerbated the crisis of confidence and the economic impact of the turmoil in the markets.

When, however, those systemic stresses receded, the Trust was in a prime position to benefit. Since the lows, we have seen the approximate tripling of prices of our holdings of money center bank preferreds, the short-term obligations of MGM Mirage, as well as other securities. We have also seen strong relative performances from our holdings in the oil and gas sector.

As the credit markets have healed and interest rates on high yield securities have fallen, we have been incrementally reducing the risk level in the portfolio. We find this to be a difficult time to make categorical predictions about important variables that would affect the markets. Our base case is that the economy should continue to recover and that interest rates on government securities should trend modestly higher. Having said that, there is still the elevated risk that the financial system will be subject to renewed short-term political rhetoric, and we would worry about the instabilities that could emanate from that direction.

In terms of portfolio positioning, we still are exposed to "systemic risk", which leaves us in one sense vulnerable to the same sorts of issues that caused the share price weakness last autumn. A mitigating factor is that many issuers have taken advantage of the thaw in the credit markets in the last few months to refinance debt and thus reduce their vulnerability should the capital markets freeze up again.

Looking forward, we can hope that the systemic threats to the financial system are indeed behind us. If so, the fundamental issues of debt servicing capabilities will once again be the focus of attention. On that front, we must concede that many high yield issuers became overleveraged during the debt bubble, and there has only been a modest true deleveraging by raising equity or opportunistically retiring debt at a discount. Separately, we need to be mindful of the risks associated with the removal of the extraordinary measures that the government has taken to address the financial crisis.

Having said that, calculated high yield spread levels versus Treasury bonds are still generous in the high yield market and we aim to capture prudently some of that yield premium for our shareholders.

Sincerely,
Bruce H. Monrad
Chairman of the Trustees
Page 2

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
2007               19,106        165,291,354       7.68      1,268,436,554         0.56          0.0000        7.85
2008               16,520        118,452,760       5.94        703,572,671         0.56          0.0000        6.95
2009               16,716        154,496,180       5.74        885,806,723         0.44          0.0000        4.57
------------------------------------------------------------------------------------------------------------------------


(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return (unaudited)
One year ended September 30, 2009                                       6.65%
Five years ended September 30, 2009                                     2.44%
Ten years ended September 30, 2009                                      3.30%
SEC Yield (unaudited)

Yield calculated as of September 30, 2009:                              6.76%


About Your Fund's Expenses (unaudited)
                                        Beginning Account Value         Ending Account Value            Expenses Paid During Period
                                        3/31/2009                       9/30/2009                       3/31/2009 - 9/30/2009
Actual Return
57.92%                                  $1,000.00                       $1,579.20                       $5.70
Hypothetical
(5% annualized return before
expenses)                               $1,000.00                       $1,020.75                       $4.37

Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)
Distribution by Maturity
(% of portfolio)

Under 1 Year    6%
1-5 Years       58%
5-10 Years      27%
10-15 Years     0%
Over 15 Years   9%
--------------------
Total           100%


Quarterly Portfolio Holdings
Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Performance Graph - Ten Years (unaudited)
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1999 and reinvestment of dividends and capital gains.
The Merrill Lynch High Yield Master II Index is an unmanaged market value-weighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.

Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

[graph omitted]

Year                    1999     2000     2001    2002    2003      2004     2005     2006     2007     2008     2009
NEIT                   $10,000  $10,129  $9,300  $9,672  $10,681  $12,273  $13,145  $14,243  $15,459  $12,981  $13,845
High Yield Master      $10,000  $10,100  $9,480  $9,222  $11,924  $13,397  $14,294  $15,432  $16,629  $14,687  $17,970



Summary of Net Assets
September 30, 2009 (unaudited)
                                                                Value           % of Net
                                                                                Assets
Corporate Bonds, Notes & Preferred Securities
Advertising                                                     $3,240,000      0.37%
Automobile & Truck                                              10,302,125      1.16%
Broadcast Cable TV                                              33,068,750      3.73%
Building & Construction                                         14,491,875      1.64%
Building Products                                                5,190,000      0.59%
Chemicals                                                       44,425,975      5.02%
Drug Stores                                                     15,245,240      1.72%
Electrical Equipment                                             6,475,000      0.73%
Electrical Utility                                              37,742,899      4.26%
Energy/Natural Resources                                       138,028,379     15.58%
Entertainment                                                   46,060,200      5.20%
Financial Services                                              59,596,967      6.73%
Food Processing                                                 38,630,184      4.36%
Gaming                                                          39,719,203      4.48%
Home Furnishings                                                 7,500,000      0.85%
Machine / Tools                                                 11,553,615      1.30%
Marketing / Sales                                                8,970,000      1.01%
Metals & Mining                                                  1,160,373      0.13%
Packaging & Container                                          122,158,388     13.79%
Paper/Forest Products                                           20,848,429      2.35%
Publishing                                                      11,813,750      1.33%
Recreation / Leisure                                            19,005,000      2.15%
Retail Food Chains                                               1,527,596      0.17%
Telecom Equipment                                               36,056,250      4.07%
Tires & Rubber                                                  16,339,550      1.85%
                                                              ------------     ------
Total Corporate Bonds, Notes & Preferred Securities           $749,149,748     84.57%
Total Convertible Bonds                                          3,768,276      0.42%
Total Foreign Bonds                                              2,286,707      0.26%
Total Common Stocks                                            100,061,672     11.30%
Total Warrants                                                     428,464      0.05%
Total Repurchase Agreement                                      17,424,653      1.97%
                                                              ------------     ------
Total Investments                                              873,119,520     98.57%
Receivables & Cash                                              16,227,112      1.83%
                                                              ------------    -------
Total Assets                                                   889,346,632    100.40%
Less Liabilities                                                (3,539,909)    -0.40%
                                                              ------------    -------
Total Net Assets                                              $885,806,723    100.00%



Schedule of Investments
September 30, 2009
Corporate Bonds, Notes & Preferred
Securities - 84.57%
Name of Issuer                                                          Principal               Value
                                                                                                (Note B)
Advertising - 0.37%
Interpublic Group Co. Senior Unsecured Notes, Series 144A,
10%, 7/15/17(a)                                                         $ 3,000,000             $ 3,240,000

Automobile & Truck - 1.16%
Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06(b)(c)                36,950,000                 277,125
United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12                      10,000,000              10,025,000
                                                                                                 ----------
                                                                                                 10,302,125

Broadcast Cable TV - 3.73%
Charter Comm. Opt. LLC Senior Secured Notes, Series 144A,
10%, 4/30/12(a)                                                          32,500,000              33,068,750

Building & Construction - 1.64%
Associated Materials, Inc. Notes, 9.75%, 4/15/12                         14,750,000              14,491,875

Building Products  - 0.59%
Builders Firstsource, Inc. Senior Secured Notes,
FRN 4.69%, 2/15/12                                                        6,000,000               5,190,000

Chemicals - 5.02%
Polyone Corp. Senior Unsecured Notes, 8.875%, 5/01/12                    25,000,000              25,250,000
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14(a)                                                                7,315,000               6,071,450
Sterling Chemical, Inc. Senior Secured Notes, 10.25%,
4/01/15                                                                  13,740,000              13,104,525
                                                                                                 ----------
                                                                                                 44,425,975

Drug Stores - 1.72%
Rite Aid Corp. Senior Secured Notes, Series 144A, 9.75%,
6/12/16(a)                                                                3,000,000               3,240,000
Rite Aid Corp. Senior Secured Notes, 10.375%, 7/15/16                     2,000,000               1,975,000
Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                       11,398,000              10,030,240
                                                                                                 ----------
                                                                                                 15,245,240

Electrical Equipment - 0.73%
Coleman Cable, Inc. Notes, 9.875%, 10/01/12                               7,000,000               6,475,000

Electrical Utility - 4.26%
Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%,
5/01/11                                                                  24,625,000              25,055,938
PSEG Power LLC Notes, Series 144A, 5.32%, 9/15/16(a)                     12,375,000              12,686,961
                                                                                                 ----------
                                                                                                 37,742,899

Energy/Natural Resources - 15.58%
Clayton Williams Energy Notes, 7.75%, 8/01/13                           $19,847,000            $ 17,068,420
Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12                   10,300,000              10,222,750
Forest Oil Corp. Unsecured Notes, 8%, 12/15/11                            9,890,000              10,038,350
Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14                  13,919,000              13,640,620
Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                            14,246,000              13,961,080
Key Energy Services, Inc. Notes, 8.375%, 12/01/14                         4,340,000               4,123,000
Parker Drilling Co. Notes, 9.625%, 10/01/13                               1,623,000               1,608,799
Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11                    18,296,000              17,198,240
Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14                    18,087,000              13,746,120
Swift Energy Co. Senior Unsecured Notes, 7.625%, 7/15/11                  1,000,000                 995,000
Swift Energy Co. Notes, 7.125%, 6/01/17                                  19,800,000              17,226,000
W & T Offshore, Inc. Notes, Series 144A, 8.25%, 6/15/14(a)               20,000,000              18,200,000
                                                                                                -----------
                                                                                                138,028,379

Entertainment - 5.20%
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                   26,780,000              25,842,700
AMC Entertainment, Inc. Notes, 11%, 2/01/16                              10,000,000              10,650,000
Cinemark USA, Inc. Notes, Series 144A, 8.625%, 6/15/19(a)                 2,000,000               2,067,500
Wallace Theater Corp. Senior Secured Units, Series 144A, FRN
12.5%, 6/15/13(a)                                                             7,500               7,500,000
                                                                                                 ----------
                                                                                                 46,060,200

Financial Services - 6.73%
Bank of America Corp. Junior Sub. PFD, 8%, 12/29/49(d)                   30,000,000              26,673,000
Bank of America Corp. Junior Sub. PFD, 8.125%, 12/29/49(d)                3,000,000               2,667,120
Finova Group, Inc. Notes, 7.5%, 11/15/09(b)                               4,360,745                 392,467
Wells Fargo & Co. Junior Sub. PFD, 7.98%, 3/29/49(d)                     32,818,000              29,864,380
                                                                                                 ----------
                                                                                                 59,596,967

Food Processing - 4.36%
B&G Foods, Inc. Notes, 8%, 10/01/11                                       1,000,000               1,012,500
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                       14,150,000              14,079,250
Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15              22,500,000              23,175,000
Mrs. Fields Brands Senior Secured PIK Notes, 10%,
10/24/14(e)                                                                 982,253                 363,434
                                                                                                 ----------
                                                                                                 38,630,184

Gaming - 4.48%
Las Vegas Sands Corp. Senior Secured Notes, 6.375%,
2/15/15                                                                 $ 5,000,000             $ 4,475,000
MGM Mirage, Inc. Senior Unsecured Notes, 8.5%, 9/15/10                   17,030,000              16,902,275
Mandalay Resort Group Senior Sub. Notes, 9.375%, 2/15/10                 10,000,000               9,950,000
Trump Entertainment Resorts, Inc. Senior Secured Notes,
8.5%, 6/01/15(b)                                                         69,914,327               8,389,719
Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%,
12/15/14(b)                                                               3,535,000                   2,209
                                                                                                 ----------
                                                                                                 39,719,203

Home Furnishings  - 0.85%
Norcraft Cos LP Notes, 9%, 11/01/11                                       7,500,000               7,500,000

Machine/Tools  - 1.30%
Thermadyne Holdings Corp. Notes, 10.5%, 2/01/14                          13,513,000              11,553,615

Marketing/Sales - 1.01%
Harry and David Operations Notes, 9%, 3/01/13                            13,000,000               8,970,000

Metals & Mining - 0.13%
Kaiser Aluminum & Chemical Corp. Notes, 12.75%,
2/01/03(b)(c)(e)                                                         46,230,000               1,160,373

Packaging & Container - 13.79%
Ball Corp. Unsecured Notes, 6.875%, 12/15/12                              1,000,000               1,007,500
Constar International Notes, FRN 3.815%, 2/15/12                         20,750,000              17,430,000
Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12(b)                        15,250,000              10,865,625
Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%,
6/01/13(b)                                                               15,405,000              10,918,294
Owens-Brockway Glass Senior Secured Notes, 8.25%,
5/15/13                                                                   5,500,000               5,623,750
Owens-Brockway Glass Notes, 6.75%, 12/01/14                               5,750,000               5,692,500
Pliant Corp. Senior Secured PIK Notes, 11.625%,
6/15/09(b)(c)                                                            34,981,909              30,128,169
Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09(b)(c)                25,000,000               2,593,750
Smurfit-Stone Container Senior Unsecured Notes, 8%,
3/15/17(b)                                                                8,780,000               6,233,800
Stone Container Senior Notes, 8.375%, 7/01/12(b)                          8,000,000               5,710,000
Stone Container Notes, 7.375%, 7/15/14(b)                                 5,000,000               4,100,000
Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12                   2,000,000               1,780,000
Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                   27,500,000              20,075,000
                                                                                                -----------
                                                                                                122,158,388


Paper/Forest Products - 2.35%
American Tissue, Inc. Senior Secured Notes, Series B, 12.5%,
7/15/06(b)(c)(e)                                                        $14,061,292                $ 98,429
Georgia-Pacific LLC Senior Unsecured Notes, 8.125%,
5/15/11                                                                  20,000,000              20,750,000
                                                                                                 ----------
                                                                                                 20,848,429

Publishing  - 1.33%
Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11                      13,000,000              11,813,750

Recreation/Leisure - 2.15%
Six Flags Operations, Inc. Notes, Series 144A, 12.25%,
7/15/16(a)(b)                                                            21,000,000              19,005,000

Retail Food Chains - 0.17%
Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                            455,000                 459,550
Planet Hollywood Secured PIK Notes, 9%, 3/30/10(e)                        1,643,148               1,068,046
                                                                                                  ---------
                                                                                                  1,527,596

Telecom Equipment  - 4.07%
Qwest Corp. Senior Unsecured Notes, 7.875%, 9/01/11                      12,000,000              12,375,000
Qwest Corp. Senior Unsecured Notes, 8.875%, 3/15/12                      22,500,000              23,681,250
                                                                                                 ----------
                                                                                                 36,056,250

Tires & Rubber - 1.85%
Goodyear Tire & Rubber Co., FRN 5.01%, 12/01/09                          16,360,000              16,339,550
                                                                                                 ----------

Total Corporate Bonds, Notes, & Preferred Securities
(cost - $969,313,787)                                                                          $749,149,748
                                                                                               ------------

Convertible Bonds                                                                               Value
Name of issuer                                                          Principal               (Note B)
Convertible Bonds - 0.42%
Eastman Kodak Co., 3.375%, 10/15/33                                     $ 3,765,000             $ 3,755,889
Eurotunnel Group Tier 3, 3%, 7/28/10 GBP                                         74                  12,387
                                                                                                -----------
Total Convertible Bonds - (cost - $3,787,038)                                                   $ 3,768,276

Foreign Bonds                                                                                   Value
Name of issuer                                                          Principal               (Note B)
Foreign Bonds - 0.26%
Republic of Argentina GDP Linked Security, FRN, 12/15/35                $34,386,574             $ 2,286,707
                                                                                                -----------
Total Foreign Bonds - (cost - $1,423,421)                                                       $ 2,286,707

Stocks                                                                  Number of               Value
Name of issuer                                                          Shares                  (Note B)
Common Stock - 11.30%
Amtrol, Inc. (e) (f)                                                        640,565             $ 2,748,024
Citigroup, Inc. (f)                                                      13,153,846              63,664,615
Core-Mark Holding Co., Inc. (f)                                             241,361               6,910,165
Dura Automotive Systems, Inc. (e) (f)                                       638,586                 319,293
Groupe Eurotunnel SA (f)                                                      5,424                  55,488
International Airline Support Group (f)                                     219,540                   2,634
Kronos Worldwide, Inc.                                                      270,700               2,790,917
MAXXAM, Inc. (f)                                                            200,000               2,033,000
NL Industries                                                               510,200               3,418,340
Ormet Corp. (f)                                                             372,638                 465,798
The Penn Traffic Co. (f)                                                    164,352                 410,880
Polymer Group, Inc., Class A (f)                                            843,103               9,611,374
Prandium (f)                                                                869,935                   1,566
Romacorp, Inc. (e) (f) (g)                                                   82,220               2,326,826
Safelite Realty Corp. (e) (g)                                                 7,403                  20,358
Sterling Chemical, Inc. (f)                                                 250,827               2,382,857
Viskase Cos., Inc. (f) (g)                                                2,096,128               2,620,160
Zemex Minerals Group, Inc. (e) (g)                                            2,102                 279,377
                                                                                               ------------
Total Common Stocks - (cost - $235,836,516)                                                    $100,061,672

Warrants                                                                Number of               Value
Name of Issuer                                                          Shares or               (Note B)
                                                                        Units
Warrants - 0.05%
Core-Mark Holding Co., Inc. Warrants (e) (f)                                 48,142               $ 428,464
                                                                                                  ---------
Total Warrants - (cost - $563,372)                                                                $ 428,464

Repurchase Agreement - 1.97%
State Street Bank & Trust Co.
Repurchase Agreement, 0.01% due 10/01/09 (h)                                                     17,424,653
                                                                                                 ----------
Total Repurchase Agreement - (cost - $17,424,653)                                              $ 17,424,653
                                                                                               ------------
Total Investments - 98.57% (cost - $1,228,348,787)                                              873,119,520
                                                                                               ------------
Net Other Assets and Liabilities - 1.43%                                                         12,687,203
                                                                                               ------------
Net Assets - 100%                                                                              $885,806,723
                                                                                               ============
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $105,079,661 or 11.86% of net assets.
(b) Non-income producing security due to default or bankruptcy filing.
(c) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(e) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f) Non-income producing security.
(g) All or a portion of security is restricted. The aggregate market value of restricted securities as of September 30, 2009 is $5,246,721, which represents
0.59% of total net assets. Additional information on each holding is as follows:
Security Acquisition Date Acquisition Cost
Romacorp, Inc. 11/15/06                 $4,118,756
Safelite Realty Corp. 09/29/00           $ 965,195
Viskase Cos., Inc. 04/03/03 - 03/21/07  $1,051,606
Zemex Minerals Group, Inc. 04/10/08      $ 386,221
(h) Acquired on September 30, 2009. Collateralized by $17,951,674 of Fannie
Mae 4% securities due through 9/25/2039. The maturity value is $17,424,658.

PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
PFD Preferred Security

Statement of Assets
and Liabilities
September 30, 2009
Assets
Investments - at market value (cost $1,228,348,787)                    $873,119,520
Receivable for interest                                                  14,363,621
Receivable for shares sold                                                  595,376
Misc. receivable                                                          1,268,115
                                                                       ------------
Total Assets                                                            889,346,632
Liabilities
Payable for investments purchased                                         1,521,469
Payable for trustee fees                                                  1,108,271
Payable for shares repurchased                                              731,487
Accrued expenses                                                            178,682
                                                                        -----------
Total Liabilities                                                         3,539,909
Net Assets                                                             $885,806,723
                                                                       ============
Net Assets Consist of:
Capital, at a $1.00 par value                                          $154,496,180
Paid in surplus                                                       1,500,235,056
Distribution in excess of net investment income                          (1,631,010)
Accumulated net realized loss on investments                           (412,064,236)
Net unrealized depreciation of investments                             (355,229,267)
                                                                      -------------
Net Assets                                                             $885,806,723
                                                                      =============
Net Asset Value, offering price and redemption price per share
($885,806,723/154,496,180 shares)                                             $5.74
                                                                              =====
The accompanying notes are an integral part of the financial statements.

Statement of Operations
Year Ended September 30, 2009
Investment Income
Interest                                                                $57,995,299
Dividends                                                                   483,940
Other Income                                                                257,138
                                                                        -----------
Total Income                                                             58,736,377

Expenses
Trustee fees                                                             $3,269,494
Administrative expenses and salaries                                      1,328,150
Interest expense                                                            546,902
Legal fees                                                                  206,681
Auditing fees                                                               179,520
Printing, postage and stationery fees                                       170,151
Computer and related expenses                                               106,222
Commitment fees                                                             103,855
Insurance                                                                    87,737
Registration and filing fees                                                 48,576
Telephone                                                                    19,800
Custodian fees                                                               10,941
Other expenses                                                               60,581
                                                                          ---------
Total Expenses                                                            6,138,610
                                                                         ----------
Net Investment Income                                                    52,597,767
                                                                         ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                   (34,728,735)
Change in unrealized appreciation (depreciation) of investments          67,706,149
                                                                        -----------
Net Increase (Decrease) in Net Assets Resulting from Operations         $85,575,181
                                                                        ===========
The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets
                                                        Year Ended                      Year Ended
                                                        September 30,                   September 30,
                                                        2009                            2008
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                   $52,597,767                     $79,746,523
Net realized gain (loss) from investment transactions   (34,728,735)                    (97,921,162)
Change in unrealized appreciation (depreciation) of investments
                                                         67,706,149                    (134,610,162)
                                                        ------------                   -------------
Net Increase (Decrease) in Net Assets Resulting from
Operations                                               85,575,181                    (152,784,801)
                                                        ------------                   -------------
Distributions to Shareholders from Net
Investment Income                                       (57,622,128)                    (77,354,652)
From Net Trust Share Transactions                       154,280,999                    (334,724,430)
                                                        ------------                   -------------
Total Increase (Decrease) in Net Assets                 182,234,052                    (564,863,883)
                                                        ------------                   -------------
Net Assets:
Beginning of Period                                     703,572,671                    1,268,436,554
                                                        ------------                    ------------
End of Period                                          $885,806,723                     $703,572,671
                                                       =============                   ==============
Distribution in Excess of Net Investment
Income/Undistributed Net Investment Income              ($1,631,010)                      $2,436,276
The accompanying notes are an integral part of the financial statements.

Financial Highlights                                                            Year Ended September 30,
Per Share Data^                                 2009            2008            2007            2006            2005

Net Asset Value:
Beginning of Period                             $5.94           $7.68           $7.60           $7.58           $7.59
Income From Investment
Operations:
Net investment income                            0.39            0.56            0.54            0.50            0.51
Net realized and unrealized gain
(loss) on investment                            -0.15#          -1.74            0.10            0.11            0.02
                                                ------          -----           -----           -----           -----
Total from investment operations                 0.24            1.18            0.64            0.61            0.53
                                                ------          -----           -----           -----           -----
Less Distributions:
Net investment income                           -0.44           -0.56           -0.56           -0.59           -0.54
                                                ------          -----           -----           -----           -----
Net Asset Value:
End of Period                                   $5.74           $5.94           $7.68           $7.60           $7.58
Total Return                                    6.65%           16.03%          8.54%           8.35%           7.11%
Ratios & Supplemental Data
Net assets end of period
(in millions)                                   $885,806.7      $703,572.7      $1,268,436.6    $1,370,905.7    $1,347,278.6
Ratio of operating expenses to
average net assets*                             1.00%           1.00%           1.06%           1.23%           0.73%
Ratio of interest expense to average
net assets                                      0.09%           0.32%           0.38%           0.55%           0.10%
Ratio of net investment income to
average net assets                              8.52%           8.14%           6.86%           6.60%           6.62%
Portfolio turnover rate                        25.68%          34.92%          45.61%          16.47%          45.10%
* Includes Interest Expense when applicable
^ Per Share Data calculated using the Average Share Method
# The amount shown for a share outstanding does not correspond with the aggregate net gain(loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Trust.
The accompanying notes are an integral part of the financial statements.


Notes to Financial Statements for the
year ended September 30, 2009
Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Such services may use various pricing techniques which take into account both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company's financial statements, quotations or evaluated prices from broker-dealers, information obtained by the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. When fair valuation is used, the value of an investment used to determine the Trust's net asset value may differ from published or quoted prices for the same investment. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities fair valued on September 30, 2009 was $8,812,624, which represents 0.99% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2009 and has determined that no provision for income tax is required in the Trust's financial statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on in vestment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1.8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the year ended September 30, 2009 was $250,000.

Other Expenses: All non-asset based fees and expenses are accrued based on methodologies approved by the Board of Trustees.

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses for personnel performing bookkeeping related functions as well as, in acting as its own transfer agent, functions relating to the maintenance of its shareholder accounts, subscriptions, transfers and redemption of shares and mailings to shareholders.

Note D - Shares of Beneficial Interest
At September 30, 2009, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                                Year Ended                           Year Ended
                                                                September 30, 2009                   September 30, 2008
                                                        Shares          Amount                  Shares          Amount
                                                    ------------------------------------------------------------------------
Shares Sold                                          148,111,852     $655,773,484             75,217,939     $530,168,149
Shares issued to shareholders in
reinvestment of distributions from net
investment income                                      9,759,471       42,760,456              8,643,665       59,704,118
                                                     -----------      -----------            -----------      -----------
                                                     157,871,323      698,533,940             83,861,604      589,872,267
Shares repurchased                                  (121,827,903)    (544,252,941)          (130,700,198)    (924,596,697)
                                                    ------------     ------------            -----------      ------------
Net Increase (Decrease)                               36,043,420     $154,280,999            (46,838,594)   $(334,724,430)

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2009 was 4,110,452 shares (2.66%).

Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $192,785,214 and $165,037,060 respectively, for the year ended September 30, 2009.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2009 the Trust has unused lines of credit amounting to $200,000,000. The lines of credit may be terminated at the bank's option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended September 30, 2009:

Average amount outstanding (total of daily outstanding
principal balances divided by the number of days with
debt outstanding during the period)                             83,889,735
Weighted average interest rate                                        1.42%

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The amount of distributions paid during the years ended September 30, 2008 and 2009 was $77,354,652 and $57,622,128, respectively, and were classified as ordinary income.

As of September 30, 2009 the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed ordinary income                                   1,829,258
Capital Loss Carryforward:
2010                                                             (511,359)
2011                                                          (89,590,632)
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
2015                                                          (53,488,548)
2016                                                          (35,052,024)
2017                                                         (100,070,501)
                                                             -------------
Total capital loss carryforward                              (377,899,874)
Timing Differences                                            (21,069,093)
Unrealized gains (losses) -  net                             (371,784,804)
Total distributable earnings (losses) - net                  (768,924,513)

At September 30, 2009 the Trust's Post October loss deferral was ($15,877,835)

At September 30, 2009 the Trust's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                    1,244,904,324
Gross unrealized gain                                          42,228,829
Gross unrealized loss                                        (414,013,633)
                                                            --------------
Net unrealized security gain (loss)                          (371,784,804)
                                                            ==============

Note - I Fair Value Measurements
Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities. Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of investments).


The following table summarized the Trust's investment as of September 30, 2009, based on the inputs used to value them.

                                        Level 1         Level 2         Level 3         Total
Corporate Bonds                            -         $746,459,466     $2,690,282     $749,149,748
Common Stock                          $94,367,794           -         $5,693,878     $100,061,672
Foreign Bonds                              -          $ 2,286,707          -          $ 2,286,707
Warrant                                    -                -          $ 428,464        $ 428,464
Convertible Bonds                        $ 12,387     $ 3,755,889          -          $ 3,768,276
Repurchase Agreement                       -         $ 17,424,653          -         $ 17,424,653
                                      -----------    ------------      ---------    -------------
                                      $94,380,181    $769,926,715     $8,812,624     $873,119,520

At September 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:
                                                                Investments
                                                                in Securities
Balance as of September 30, 2008                                $ 16,901,187
                                                                ------------
Total realized gain (loss)                                       (14,040,220)
Change in unrealized appreciation (depreciation)                   5,606,892
Net purchases (sales)                                                (18,669)
Net transfers in (out) of Level 3                                    363,434
                                                                ------------
Balance as of September 30, 2009                                 $ 8,812,624
                                                                ============
Change in unrealized gain/(loss) for securities still held at
September 30, 2009                                                (6,958,806)

Note - J Subsequent Events
In accordance with the provisions set forth in Accounting Standards Codification ASC 855 "Subsequent Events", adopted by the Trust as of
September 30, 2009, events and transactions from October 1, 2009 through November 23, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Trust's financial statements through this date.

Report of Independent Registered Public Accounting Firm
The Board of Trustees and Shareholders of Northeast Investors Trust:
We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust (the "Trust"), including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust at September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Boston, Massachusetts
November 23, 2009

Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 100 High Street, Boston, MA 02110-2301.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service*                               Position                        Principal Occupation(s) /
                                                                                Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#                               Trustee                         Trustee of Northeast Investors Trust; Trustee of
Age: 79                                                                         Northeast Investors Growth Fund; Director of
Years of Service: 48                                                            New America High Income Fund, Inc.


Bruce H. Monrad#                                Trustee and Chairman            Trustee and Chairman of Northeast Investors
Age: 47                                                                         Trust
Years of Service: 16

Gordon C Barrett                                Executive Vice                  Chief Financial Officer and Chief Compliance
Age: 52                                         President, Chief                Officer of Northeast Investors Trust; Chief
Years of Service: 21                            Financial Officer and           Financial Officer and Chief Compliance Officer of
                                                Chief Compliance                Northeast Investors Growth Fund; Officer of
                                                Officer                         Northeast Investment Management, Inc.

Robert B. Minturn                               Clerk, Vice President,          Officer of Northeast Investors Trust; Trustee and
Age: 70                                         and Chief Legal Officer         Officer of Northeast Investors Growth Fund
Years of Service: 29



INDEPENDENT TRUSTEES
Fred L. Glimp                                   Trustee                         Special Assistant to President Emeritus and part
Age: 83                                                                         time volunteer for Harvard's Alumni Affairs and
Years of Service: 28                                                            Development Department


Peter J. Blampied                               Trustee                         President of Corcoran Management Co., Inc. until
Age: 67                                                                         2008; Director of Access Capital Strategies, LLC
Years of Service: 9

Marshall I. Goldman                             Trustee                         Kathryn Wasserman Davis Professor of Russian
Age: 79                                                                         Economics (Emeritus) at Wellesley College;
Years of Service: 5                                                             Senior Scholar and Former Associate Director of
                                                                                the Davis Center for Russian and Eurasian
                                                                                Studies at Harvard University; Director of Century
                                                                                Bank & Trust Co.

George P. Beal                                  Trustee                         Managing Partner, Boston Family Office, LLC
Age: 56
Years of Service: 5


Charles R. Daugherty                            Trustee                         Managing Partner, Stanwich Advisors, LLC
Age: 56
Years of Service: 5

Hon. Maurice H.                                 Trustee                         Assistant Professor, Law & Psychiarty Program,
Richardson                                                                      Department of Psychiatry, University of
Age: 81                                                                         Massachusetts Medical School; Director of the
Years of Service: 5                                                             Advisors Charitable Gift Fund.



* The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees
Ernest E. Monrad
Fred L. Glimp
Peter J. Blampied
Bruce H. Monrad
Charles R. Daugherty
George P. Beal
Marshall I. Goldman
Hon. Maurice H. Richardson

Officers
Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President,
Chief Financial Officer & Chief Compliance Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
100 High Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon St.
Boston, Massachusetts 02116

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by Northeast Investors Trust
100 High Street
Boston, Massachusetts 02110
(800) 225-6704 (617) 523-3588
The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE InvTR, NE Investors.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. A copy of the code of ethics updated to November 29, 2009 is filed as Exhibit 12(a)(1) to this report. The registrant did not make any amendements to the code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2009 and September 30, 2008 for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $104,310 and $100,300 respectively.


         (b) Audit-Related Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2009 and September 30, 2008 for assurance and related services by the registrant's principal accountant reasonably related to the performance of the audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $66,870 and $64,300 respectively. Such services consisted of a report of the Trust's transfer agent's internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Trust's antimoney laundering controls and policies.


         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended September 30, 2009 and September 30, 2008 for professional services rendered by the registrant's principal accountant for tax matters were $12,480 and $12,000 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.


         (d) Other Fees. During the fiscal years ended September 30, 2009 and September 30, 2008 the aggregate fees billed for other services rendered by the registrant's principal accountant were $0.


         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.


         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for its fiscal year ended September 30, 2009 were attributed to work performed by persons other than the principal accountants' full-time, permanent employees.


         (g)      Not applicable to the registrant.


         (h)      Not applicable to the registrant


Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.


Item 6. Schedule of Investments

Enclosed as part of Item 1 Above.

Securities reflected in the Schedule of Assets may be pledged as collateral to secure the Trust's bank borrowings.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes with respect to procedures for shareholders to recommend nominees for Trustee from the disclosure contained in the registrant's Proxy Statement for its Meeting of Beneficaries convened on May 16, 2005.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a)(1)  Code of Ethics for Principal Executive and Senior Financial Officers
(a)(2) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 7, 2009


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 7, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 7, 2009


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 7, 2009

Exhibit 12(a)(1)
November 27, 2009                                               Procedure #2C


                            NORTHEAST INVESTORS TRUST
                   CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND
                            SENIOR FINANCIAL OFFICERS


I.       Covered Officers/Purpose of the Code

         This code of ethics (this "Code") of Northeast Investors Trust (the "Trust") applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

o full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

o        compliance with applicable laws and governmental rules and regulations;

o the prompt internal reporting of violations of the Code to the Trust's Compliance Officer, Gordon C. Barrett; and

o        accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest


          Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Trust.

          Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The Trust's compliance procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these procedures, and such conflicts fall outside of the parameters of this Code.

          Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                             * * * *

          Each Covered Officer must:

o not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the Trust;

o not disclose any material non-public information to any third parties;

o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

          There are some conflict of interest situations that may be discussed with the Trust's Compliance Officer, if material. Examples of these include:

o             service as a director on the board of any public company;

o the receipt of any entertainment from any company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

o any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers;

o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     Disclosure and Compliance

o Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Trust;

o each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Trust's trustees and auditors, and to governmental regulators and self-regulatory organizations;

o each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Trust with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust; and

o it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.      Reporting and Accountability

          Each Covered Officer must:

o upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing that he has received, read, and understands the Code;

o not retaliate against any other Covered Officer or any employee of the Trust or their affiliated persons for reports of potential violations that are made in good faith; and

o notify the Compliance Officer promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Compliance Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. The Compliance Officer may impose certain restrictions on behavior in order to prevent proposed activities from giving rise to a conflict of interest and that Covered Officers will be obligated to act in accordance with such restrictions. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Trust's Board of Trustees (the "Board").


          The Trust will follow these procedures in investigating and enforcing this Code:

o the Compliance Officer will take all appropriate action to investigate any potential violations reported to him and may review any potential violations of the Code with outside counsel;

o if, after such investigation, the Compliance Officer believes that no violation has occurred, the Compliance Officer is not required to take any further action;

o any matter that the Compliance Officer believes is a violation will be reported to the Board and will be recorded by the Compliance Officer and retained as part of the Trust's records;

o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; or a recommendation to dismiss or otherwise discipline the Covered Officer; and

o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       Other Policies and Procedures

          This Code shall be the sole code of ethics adopted by the Trust for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trust, govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Trust's code of ethics under Rule 17j-1 under the Investment Company Act has separate requirements applying to the Covered Officers and others, and is not part of this Code. This Code does not supersede or otherwise affect any other code.

VI.      Amendments

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent trustees.

VII.     Confidentiality

          All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board, the Trust, its adviser and counsel to any of them.

VIII.    Internal Use

          The Code is intended solely for the internal use by the Trust and does not constitute an admission, by or on behalf of the Trust, as to any fact, circumstance, or legal conclusion.

IX.      Acknowledgement


I have read and understand the foregoing Code of Ethics and will comply in all respects with its provisions.


---------------------------              ---------------------
Signature                                 Date

                                    Exhibit A

Persons Covered by this Code of Ethics for Principal Executive and Senior Financial Officers.


Bruce H. Monrad                                 Principal Executive

Gordon C. Barrett                               Chief Financial Officer

David A. Randall                                Principal Accounting Officer


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: December 7, 2009
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 7, 2009
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended September 30, 2009 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  December 7, 2009
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  December 7, 2009
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.